Goodwill (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Goodwill [Abstract]
Goodwill, Beginning period	[1]	$ 6,671.3	$ 6,671.3
Impairment charge for the period		900.0	2,800.0	$ 0.0
Goodwill, Ending period			3,835.4	6,671.3	[1]
Cost [Member]
Goodwill [Abstract]
Goodwill, Beginning period		6,671.3	6,671.3	6,805.0
Acquisitions			1.4	26.8
Effects of movements in exchange rates			(38.1)	(160.5)
Goodwill, Ending period			6,634.6	6,671.3
Impairment Losses [Member]
Goodwill [Abstract]
Goodwill, Beginning period		0.0	0.0	0.0
Impairment charge for the period			(2,799.2)	0.0
Goodwill, Ending period			(2,799.2)	0.0
Atar Labs [Member]
Goodwill [Abstract]
Acquisitions			1.4
Interset Software Inc. [Member]
Goodwill [Abstract]
Acquisitions				26.8
Micro Focus Product Portfolio [Member]
Goodwill [Abstract]
Goodwill, Beginning period		$ 6,671.3	6,671.3
Goodwill, Ending period			$ 3,835.4	$ 6,671.3

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.